20. INTANGIBLE ASSETS (Details 1) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Beginning balance		R$ 10,777		R$ 11,156		R$ 10,820
Assets arising from business combination				166
Additions		934		34		1,105
Disposals		(41)		(27)	[1]	(19)
Effects of first-time adoption of IFRS 15				(621)
Amortization		(704)		(675)		(646)
Transfer to Held for sale				(7)
Transfer		658		751	[2]	(104)	[3]
Ending balance		11,624		10,777		11,156
Intangible Assets Under Development [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		63		686		1,535
Additions		36		33		1,105
Disposals				(4)		(8)
Effects of first-time adoption of IFRS 15				(621)
Transfer		(17)	[2]	(31)		(1,946)	[3]
Ending balance		82		63		686
Temporary Easements Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		8		10		10
Amortization		(1)		(1)
Ending balance		8		8		10
Onerous Concession [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		7		8		9
Amortization				(1)		(1)
Ending balance		7		7		8
Assets Of Concession [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		10,680	[4]	10,435		9,248
Assets arising from business combination				162
Additions		891
Disposals		(41)	[1]	(23)		(11)
Amortization		(698)		(668)		(638)
Transfer		685	[2]	774		1,842	[3]
Ending balance		11,517	[4]	10,680	[4]	10,435
Other Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		19		17		18
Assets arising from business combination				4
Additions		7		1
Disposals	[1]	(5)
Amortization				(5)		(7)
Transfer to Held for sale				(7)
Transfer		(10)	[2]	8		6	[3]
Ending balance		10		19		17
Useful Life Defined Intangible Asset [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		10,714		11,156		9,285
Assets arising from business combination				166
Additions		898		1
Disposals		(41)	[1]	(23)		(11)
Amortization		(704)		(675)		(646)
Transfer to Held for sale				(7)
Transfer		675	[2]	782		1,842	[3]
Ending balance		R$ 11,542		R$ 10,714		R$ 11,156

[1]	This includes the impairment, in the amount of R$ 22 recognized in the Income Statement under "Other expenses". The test of impairment of intangible assets, relating to the authorization for wind power generation granted to Volta do Rio, recognized in 2018 as part of the its business combination, arises from non- achievement of the operational performance expected in 2019 for the wind generation assets of the subsidiary. The Value in Use of the assets was calculated based on the projection of future expected cash flows for the operation of the assets of the subsidiary, brought to present value by the weighted average cost of capital defined for the company's activity, using the Firm Cash Flow (FCFF) methodology.
[2]	The transfers were made between Intangible assets, concession contract assets and property, plant and equipment are as follows: (1) R$685 from concession contract assets to intangible assets; (2) (R$4) from intangible assets to property, plant and equipment and; and (3) (R$23) from intangible assets to concession financial assets.
[3]	Balances transferred to financial assets.
[4]	The rights of authorization to generate wind power granted to the subsidiary Parajuru and Volta do Rio, valued at R$ 127, and of the gas distribution concession, granted to Gasmig, valued at R$ 426, are classified in the consolidated statement of financial position under intangibles assets and are amortized by the straight-line method, for the period of the concessions.